Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill - (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	$ 11,947,693
Ending Balance	5,236,363	$ 11,947,693
Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	13,944,757	7,747,090
Additions	4,616	6,197,667
Sale to Aker BioMarine (note 4)	(6,906,367)
Ending Balance	7,043,006	13,944,757
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	1,997,064	921,934
Sale to Aker BioMarine (note 4)	(1,114,657)
Amortization	924,236	1,075,130
Ending Balance	1,806,643	1,997,064
Non-Compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	235,000
Ending Balance	102,889	235,000
Non-Compete Agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	400,000	400,000
Ending Balance	400,000	400,000
Non-Compete Agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	165,000	22,000
Amortization	132,111	143,000
Ending Balance	297,111	165,000
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	3,588,500
Ending Balance	3,179,233	3,588,500
Customer Relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	4,100,000	4,100,000
Ending Balance	4,100,000	4,100,000
Customer Relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	511,500	68,200
Amortization	409,267	443,300
Ending Balance	920,767	511,500
Patents
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	624,019
Ending Balance		624,019
Patents | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	1,546,593	1,544,467
Additions		2,126
Sale to Aker BioMarine (note 4)	(1,185,773)
Ending Balance	360,820	1,546,593
Patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	922,574	814,174
Sale to Aker BioMarine (note 4)	(576,458)
Amortization	14,704	108,400
Ending Balance	360,820	922,574
License Agreement
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	7,336,948
Ending Balance	1,954,241	7,336,948
License Agreement | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	7,734,938	1,552,334
Additions	772	6,182,604
Sale to Aker BioMarine (note 4)	(5,553,524)
Ending Balance	2,182,186	7,734,938
License Agreement | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	397,990	17,560
Sale to Aker BioMarine (note 4)	(538,199)
Amortization	368,154	380,430
Ending Balance	227,945	397,990
Trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	163,226
Ending Balance		163,226
Trademarks | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	163,226	150,289
Additions	3,844	12,937
Sale to Aker BioMarine (note 4)	$ (167,070)
Ending Balance		$ 163,226